Stock-based Compensation - Total Stock-Based Compensation Expense Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	$ 16,516	$ 21,100	$ 15,369
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	1,747	4,321	3,984
Restricted Stock and Restricted Stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	14,417	12,326	6,880
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	$ 352	$ 4,453	$ 4,505